UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05723

Name of Fund:   BlackRock Emerging Markets Fund, Inc.

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Emerging Markets Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 96.2%

Argentina — 1.2%
Grupo Supervielle SA — ADR	148,167	$4,736,899

Austria — 2.2%
Erste Group Bank AG(a)	168,190	8,471,726

Brazil — 3.9%
BR Malls Participacoes SA	1,548,533	6,245,653
Cia. Hering	472,267	3,312,984
EcoRodovias Infraestrutura e Logistica SA	1,462,479	5,228,385

		14,787,022
China — 28.3%
Alibaba Group Holding Ltd. — ADR(a)(b)	105,962	21,646,977
Baidu, Inc. — ADR(a)	17,198	4,246,530
Bank of China Ltd., Class H	21,621,200	12,958,323
China Mobile Ltd.	277,000	2,916,918
China National Building Material Co. Ltd., Class H	4,292,000	4,553,803
China Overseas Land & Investment Ltd.	1,704,000	6,589,830
China Pacific Insurance Group Co. Ltd., Class H	708,600	3,581,833
CNOOC Ltd.	6,464,000	10,160,514
NetEase, Inc. — ADR	18,991	6,080,159
Ping An Insurance Group Co. of China Ltd., Class H	651,000	7,667,468
Shanghai Jinjiang International Hotels Development Co., Ltd.	770,193	4,423,174
Silergy Corp.	231,000	4,929,818
Skyworth Digital Holdings Ltd.	6,318,000	3,095,535
Tencent Holdings Ltd.	253,710	14,991,073

		107,841,955
Greece — 1.2%
Alpha Bank AE(a)	1,940,278	4,720,907

Hong Kong — 0.9%
SJM Holdings Ltd.	3,622,000	3,611,844

India — 10.3%
Bharat Petroleum Corp. Ltd.	614,418	4,755,663
Housing Development Finance Corp. Ltd.	264,472	8,126,419
Indiabulls Housing Finance Ltd.	265,763	5,800,671
Jindal Steel & Power Ltd.(a)	1,484,323	6,201,949
NTPC Ltd.	2,630,910	7,042,233
Sun TV Network Ltd.	238,466	3,840,726
Yes Bank Ltd.	605,196	3,361,569

		39,129,230
Indonesia — 4.6%
Astra International Tbk PT	11,578,100	7,342,944
Bank Central Asia Tbk PT	2,394,324	4,065,035

Security	Shares	Value
Indonesia (continued)
Semen Indonesia Persero Tbk PT	7,131,400	$5,939,061

		17,347,040
Mexico — 6.0%
Alpek SA de CV	2,629,517	3,794,851
America Movil SAB de CV, Series L — ADR	452,173	8,455,635
Grupo Aeroportuario del Sureste SAB de C.V., ADR	12,628	2,452,484
Grupo Aeroportuario del Sureste SAB de CV, Class B	108,081	2,103,462
Grupo Financiero Banorte SAB de CV, Series O	786,051	5,050,357
PLA Administradora Industrial S de RL de CV(a)	758,689	1,158,920

		23,015,709
Poland — 1.3%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	353,117	4,814,162

Qatar — 2.0%
Qatar National Bank SAQ	206,419	7,664,886

Russia — 4.8%
Novatek PJSC — GDR	49,580	6,607,010
Sberbank of Russia PJSC	1,924,061	9,042,139
Sberbank of Russia PJSC — ADR	130,004	2,619,986

		18,269,135
South Africa — 8.0%
FirstRand Ltd.	1,292,594	7,250,681
Naspers Ltd., Class N	29,257	8,332,257
Sanlam Ltd.	1,283,089	9,552,224
Shoprite Holdings Ltd.	261,678	5,450,589

		30,585,751
South Korea — 12.8%
Korea Aerospace Industries Ltd.(a)	76,073	3,754,680
Kumho Petrochemical Co. Ltd.	40,224	3,877,898
Pan Ocean Co. Ltd.(a)	1,249,790	7,036,005
POSCO	22,797	8,131,367
Samsung Electronics Co. Ltd.	3,937	9,202,060
Shinhan Financial Group Co. Ltd.	180,661	8,969,085
SK Holdings Co. Ltd.	18,561	5,533,427
WONIK IPS Co. Ltd.(a)	77,404	2,384,525

		48,889,047
Taiwan — 4.2%
Land Mark Optoelectronics Corp.	251,000	3,177,840
MediaTek, Inc.	794,000	8,124,359
Nanya Technology Corp.	1,672,000	4,538,305

		15,840,504
Thailand — 3.7%
Indorama Ventures PCL — NVDR	3,284,400	5,867,681

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Emerging Markets Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value
Thailand (continued)
Kasikornbank PCL — NVDR	632,700	$4,641,590
Land & Houses PCL	9,252,200	3,426,741

		13,936,012
Turkey — 0.8%
Koza Altin Isletmeleri AS(a)	302,891	3,069,834

Total Common Stocks — 96.2% (Cost — $291,610,193)		366,731,663

Participation Notes — 0.0%
Thailand — 0.0%
Deutsche Bank (Kasikornbank PCL), due 3/10/25(a)	16,995	124,803

Security	Shares	Value

Preferred Stocks — 0.8%
Brazil — 0.0%
Banco Nacional SA, Preference Shares, 0.00%(a)(c)	42,567,626	$134

South Korea — 0.8%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%	1,470	2,905,245

Total Preferred Stocks — 0.8% (Cost — $1,261,446)		2,905,379

Total Long-Term Investments — 97.0% (Cost — $292,990,283)		369,761,845

Short-Term Securities — 9.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.59%(d)(e)	16,370,297	16,370,297
SL Liquidity Series, LLC, Money Market Series, 1.55%(d)(e)(f)	21,401,970	21,401,970

Total Short-Term Securities — 9.9% (Cost — $37,770,263)		37,772,267

Total Investments — 106.9% (Cost — $330,760,546)		407,534,112
Liabilities in Excess of Other Assets — (6.9)%		(26,353,824)

Net Assets — 100.0%		$381,180,288

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	During the period ended January 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,768,386	8,601,911	16,370,297	$16,370,297	$13,417		$7	$—
SL Liquidity Series, LLC, Money Market Series	5,599,441	15,802,529	21,401,970	21,401,970	15,681	(b)	(557)	2,004

				$37,772,267	$29,098		$(550)	$2,004

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Emerging Markets Fund, Inc.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	138	03/16/18	$8,679	$199,054

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Emerging Markets Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$4,736,899	$—	$—	$4,736,899
Austria	—	8,471,726	—	8,471,726
Brazil	14,787,022	—	—	14,787,022
China	41,326,657	66,515,298	—	107,841,955
Greece	—	4,720,907	—	4,720,907
Hong Kong	—	3,611,844	—	3,611,844
India	15,638,622	23,490,608	—	39,129,230
Indonesia	5,939,060	11,407,980	—	17,347,040
Mexico	23,015,709	—	—	23,015,709
Poland	—	4,814,162	—	4,814,162
Qatar	7,664,886	—	—	7,664,886
Russia	—	18,269,135	—	18,269,135
South Africa	5,450,589	25,135,162	—	30,585,751
South Korea	—	48,889,047	—	48,889,047
Taiwan	—	15,840,504	—	15,840,504
Thailand	3,426,741	10,509,271	—	13,936,012
Turkey	—	3,069,834	—	3,069,834
Participation Notes	—	124,803	—	124,803
Preferred Stocks	—	2,905,245	134	2,905,379
Short-Term Securities	16,370,297	—	—	16,370,297

Subtotal	$138,356,482	$247,775,525	$134	$386,132,142

Investments Valued at NAV(a)				21,401,970

Total				$407,534,112

Derivative Financial Instruments(b)
Assets:
Equity contracts	$199,054	$—	$—	$199,054

(a)	As of January 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Emerging Markets Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Emerging Markets Fund, Inc.

Date: March 21, 2018